Lincoln InvestmentSolutionsSM Individual Variable Annuity Contracts
Updating Summary Prospectus for Current Contractowners

May 1, 2025
This updating summary prospectus summarizes certain changes to key features of the Lincoln InvestmentSolutionsSM variable annuity contract issued by The Lincoln National Life Insurance Company (Lincoln Life or Company).
You should read this updating summary prospectus carefully, particularly the section titled Important Information You Should Consider about the Lincoln InvestmentSolutionsSM contract.
The prospectus for the Lincoln InvestmentSolutionsSM variable annuity contract contains more information about the Contract’s features, benefits, and risks. You can find the prospectus and other information about the Contract online at www.lfg.com/VAprospectus. You can also obtain this information at no cost by calling 1-877-534-8255 or by sending an email request to CustServSupportTeam@lfg.com.
The Securities and Exchange Commission has not approved or disapproved the Contract or determined if this Summary Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
All prospectuses and other shareholder reports, will be made available on www.lfg.com/VAprospectus.
1

Updated Information About Your Contract
The information in this Updating Summary Prospectus is a summary of certain contract features that have changed since the Updating Summary Prospectus dated May 1, 2024. This may not reflect all of the changes that have occurred since you entered into your Contract, and not all changes may be applicable to you.
Summary of Contract Changes:
●
The address of State Street Bank and Trust Company, the accounting services provider of the Variable Annuity Account, changed to 2323 Grand Boulevard, 5th Floor, Kansas City, MO 64108.
●
Effective May 6, 2024, Lincoln Financial Group and Osaic, Inc. entered into an agreement whereby Osaic acquired Lincoln Financial Advisors Corporation and Lincoln Financial Securities Corporation (collectively “LFN”).
●
Beginning May 19, 2025, Purchase Payments totaling $5 million or more are subject to Home Office approval ($2 million or more where a Living Benefit or Death Benefit rider was elected excluding the Account Value Death Benefit and/or i4LIFE® Advantage without the Guaranteed Income Benefit). Both amounts take into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding all Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts) for the same Contractowner, joint owner, and/or Annuitant.
Summary of Changes to Benefits Available Under the Contract:
The following changes apply to i4LIFE® Advantage Select Guaranteed Income Benefit rider:
●
The i4LIFE® Advantage Select Guaranteed Income Benefit rider re-opened on August 19, 2024 and is available with all new elections of i4LIFE® Advantage, and to existing Contractowners who transition from a prior Living Benefit Rider. This version of i4LIFE® Advantage Select Guaranteed Income Benefit is different from previous versions of the rider in the following ways:
●
a higher current annual charge;
●
a change in the Access Period requirements;
●
a lower Guaranteed Income Benefit step-up percentage;
●
a higher AIR for transitions to Select Guaranteed Income Benefit; and
●
higher Select Guaranteed Income Benefit percentages.
●
Appendix B should be reviewed for all updates to the Investment Requirements that may be applicable to your Contract.
Summary of Fund Changes:
The following is a summary of changes to the list of funds available under the Contract. Additional information including investment objectives, current expenses and average annual total returns is available in Appendix A – Funds Available Under The Contract.
Fund Additions:
●
LVIP American Century Ultra® Fund (Standard Class)*
*Effective August 12, 2024, the LVIP American Century Ultra® Fund (Standard Class II) was transferred into LVIP American Century Ultra® Fund (Standard Class) and is no longer available as an investment option.
Fund Name Changes:

Former Fund Name	New Fund Name*
LVIP Macquarie Diversified Income Fund	LVIP Fidelity Institutional AM® Total Bond Fund
LVIP Macquarie Limited-Term Diversified Income Fund	LVIP JPMorgan Short Duration Bond Fund
LVIP MFS International Equity Managed Volatility Fund	LVIP Multi-Manager International Equity Managed Volatility Fund

Fund Reorganizations:
●
On August 23, 2024, the LVIP Wellington Capital Growth Fund was reorganized into the LVIP American Century Ultra® Fund and is no longer available as an investment option.
Fund Liquidations:
●
The LVIP Invesco Select Equity Income Managed Volatility Fund Standard Class (the “Fund”) will be liquidated on or about May 9,
2

2025 (the “Liquidation Date”), subject to shareholder approval. On the Liquidation Date, any investments remaining in the Fund will be reinvested in the LVIP Government Money Market Fund.
3

Important Information You Should Consider About the Lincoln InvestmentSolutionsSM Variable Annuity Contract
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	There are no surrender charges associated with the Contract.			●N/A
Transaction Charges	There are no sales charges associated with the Contract.			●N/A
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the
Contractowner. If such charges were reflected, the ongoing fees and expense would be higher.
●Fee Tables ●Examples ●Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract - Account Value Death Benefit	0.62%[1]	0.62%[1]
	Base Contract – Guarantee of Principal Death Benefit Base Contract – Guarantee of Principal Death Benefit	0.67%[1]	0.67%[1]
	Base Contract – Enhanced Guaranteed Minimum Death Benefit	0.92%[1]	0.92%[1]
	Base Contract – Estate Enhancement Benefit	1.12%[1]	1.12%[1]
	Investment options (fund fees and expenses)	0.23%[1]	3.30%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%[1]	2.45%[2]
1 As a percentage of average Account Value in the Subaccounts.
2 As an annualized percentage of the Protected Income Base.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

	Lowest Annual Cost: $1,026	Highest Annual Cost: $6,542
	Assumes:	Assumes:

●Investment of $100,000
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
optional benefits and fund fees and
expenses
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

4

	RISKS	Location in Prospectus
Risk of Loss	●You can lose money by investing in this Contract, including loss of principal.	●Principal Risks ●Investments of the Variable Annuity Account
Not a Short-Term Investment
●This Contract is not designed for short-term investing and may not be appropriate for the investor who needs ready access to cash.
●The benefits of tax deferral, long-term income, and living benefit protections mean the Contract is more beneficial to investors with a long-term investment horizon.
●Withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●Principal Risks ●Surrender and Withdrawals ●Fee Tables ●Living Benefit Riders
Risks Associated with Investment Options
●An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
●Each investment option (including the fixed account option) has its own unique risks.
●You should review the investment options before making an investment decision.
●Principal Risks ●Investments of the Variable Annuity Account
Insurance Company Risks
●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the
Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln
Life, including our financial strength ratings, is available upon request by calling 1-
800-454-6265 or visiting www.LincolnFinancial.com.
●Principal Risks
	RESTRICTIONS	Location in Prospectus
Investments
●The frequency of transfers between investment options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option.
●We reserve the right to remove or substitute any funds as investment options that are available under the Contract.
●You are generally restricted to no more than 12 transfers between investment options per Contract Year. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit.
●Principal Risks ●Investments of the Variable Annuity Account
Optional Benefits
●Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
●Optional benefit availability may vary by state of issue or selling broker-dealer.
●Excess Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.
●You are required to have a certain level of Contract Value for some new rider elections.
●We may modify or stop offering an optional benefit that is currently available at any time.
●If you elect certain optional benefits, you may be limited in the amount of Purchase
Payments that you can make (and when).
●If you elect to pay third-party advisory fees out of your Contract Value, this deduction may reduce the Death Benefit(s) and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax.

●The Contracts
●Living Benefit
Riders
●Death Benefits
●Advisory Fee
Withdrawals
●Federal Tax
Matters –
Payment of
Investment
Advisory Fees
●Appendix B –
Investment
Requirements
●Appendix C –
Discontinued
Living Benefit
Riders

5

	TAXES	Location in Prospectus
Tax Implications
●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.
●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
●Federal Tax Matters
	CONFLICTS OF INTEREST	Location in Prospectus
Exchanges
●You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new Contract rather than continue to own your existing contract.
●The Contracts - Replacement of Existing Insurance
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Appendix A — Funds Available Under The Contract
The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-534-8255 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
The balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.	American Funds® IS American Funds Global Balanced Fund - Class 1 advised by Capital Research and Management Company	0.51%[2]	6.90%	5.10%	6.17%
To provide current income and preservation of capital.	American Funds® IS American Funds Mortgage Fund - Class 1 advised by Capital Research and Management Company	0.31%[2]	0.93%	0.21%	1.29%
To provide investors with a high level of current income; capital appreciation is the secondary objective.	American Funds® IS American High- Income Trust - Class 1 advised by Capital Research and Management Company	0.33%[2]	9.92%	5.81%	5.59%
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds® IS Asset Allocation Fund - Class 1 advised by Capital Research and Management Company	0.29%	16.73%	8.59%	8.59%
Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.	American Funds® IS Capital Income Builder - Class 1 advised by Capital Research and Management Company	0.28%[2]	10.45%	6.28%	5.70%
To provide, over the long term, with a high level of total return consistent with prudent investment management.	American Funds® IS Capital World Bond Fund - Class 1 advised by Capital Research and Management Company	0.48%	-2.76%	-2.16%	0.16%
Long-term growth of capital while providing current income.	American Funds® IS Capital World Growth and Income Fund - Class 1 advised by Capital Research and Management Company	0.42%[2]	14.24%	7.55%	8.71%
Long-term growth of capital.	American Funds® IS Global Growth Fund - Class 1 advised by Capital Research and Management Company	0.41%[2]	13.94%	10.04%	11.02%
Long-term capital growth.	American Funds® IS Global Small Capitalization Fund - Class 1 advised by Capital Research and Management Company	0.65%[2]	2.59%	3.26%	6.07%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Growth of capital.	American Funds® IS Growth Fund - Class 1 advised by Capital Research and Management Company	0.34%	31.96%	19.12%	16.88%
Long-term growth of capital and income.	American Funds® IS Growth-Income Fund - Class 1 advised by Capital Research and Management Company	0.28%	24.55%	13.30%	12.49%
Long-term growth of capital.	American Funds® IS International Fund - Class 1 advised by Capital Research and Management Company	0.53%	3.40%	1.48%	4.27%
Long-term growth of capital while providing current income.	American Funds® IS International Growth and Income Fund - Class 1 advised by Capital Research and Management Company	0.56%	3.64%	2.79%	4.25%
To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Managed Risk Asset Allocation Fund - Class P1 advised by Capital Research and Management Company	0.65%	14.90%	5.56%	6.14%
To provide growth of capital while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Managed Risk Growth Fund - Class P1 advised by Capital Research and Management Company	0.69%	23.82%	11.59%	10.72%
To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Managed Risk Growth-Income Fund - Class P1 advised by Capital Research and Management Company	0.63%	18.03%	7.65%	7.73%
To provide long-term growth of capital while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Managed Risk International Fund - Class P1 advised by Capital Research and Management Company	0.85%[2]	-0.05%	-2.25%	1.13%
To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Managed Risk Washington Mutual Investors Fund - Class P1 advised by Capital Research and Management Company	0.63%	14.20%	5.90%	5.61%
Long-term capital appreciation.	American Funds® IS New World Fund - Class 1 advised by Capital Research and Management Company	0.57%[2]	6.86%	4.80%	6.49%
To provide as high a level of current income as is consistent with the preservation of capital.	American Funds® IS The Bond Fund of America - Class 1 advised by Capital Research and Management Company	0.23%[2]	1.50%	0.57%	1.93%
To provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds® IS U.S. Government Securities Fund - Class 1 advised by Capital Research and Management Company	0.25%[2]	0.99%	0.39%	1.36%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® IS Washington Mutual Investors Fund - Class 1 advised by Capital Research and Management Company	0.25%[2]	19.40%	12.47%	10.54%
Long-term growth of capital.	ClearBridge Variable Large Cap Growth Portfolio - Class I advised by Franklin Templeton Fund Adviser, LLC	0.74%	27.89%	14.75%	14.58%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I advised by Franklin Templeton Fund Adviser, LLC	0.81%	10.01%	6.61%	7.29%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A advised by DWS Investment Management Americas, Inc.	0.88%	5.64%	4.36%	3.17%
Income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio - Initial Class	0.42%	15.92%	10.84%	9.62%
High total return. A fund of funds.	Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	0.64%[2]	8.51%	5.75%	5.85%
To provide long-term capital appreciation.	First Trust Capital Strength Hedged Equity Portfolio - Class I	1.25%[2]	2.42%	N/A	N/A
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%[2]	10.41%	N/A	N/A
To provide long-term capital appreciation.	First Trust Growth Strength Portfolio - Class I	1.20%[2]	15.03%	N/A	N/A
To provide capital appreciation.	First Trust International Developed Capital Strength Portfolio - Class I	1.20%[2]	1.76%	N/A	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I6	1.18%	6.01%	4.48%	6.14%
Balance of growth of capital and income. A fund of funds.	Franklin Multi-Asset Variable Conservative Growth - Class I	0.75%	11.79%	6.35%	6.29%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series I Shares	0.90%	0.62%	3.23%	4.36%
Seeks, over a specified annual period (an “Outcome Period”), to provide returns that track those of the Invesco QQQ TrustSM , Series 1 up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Hedged Nasdaq-100 Fund - Standard Class	0.85%[2]	15.12%	N/A	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term growth of capital. A fund of funds.	Lincoln Hedged S&P 500 Conservative Fund - Standard Class[4]	0.69%[2]	10.66%	N/A	N/A
Long-term growth of capital. A fund of funds.	Lincoln Hedged S&P 500 Fund - Standard Class[4]	0.70%[2]	14.32%	N/A	N/A
Seeks, over a specified annual period (an “Outcome Period”), to provide returns that track those of the Invesco QQQ TrustSM , Series 1 up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Opportunistic Hedged Equity Fund - Standard Class	0.71%[2]	15.51%	N/A	N/A
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP American Balanced Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.57%[2]	11.12%	6.79%	6.62%
Capital growth.	LVIP American Century Capital Appreciation Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.79%[2]	24.98%	11.42%	10.96%
Capital growth; income is a secondary consideration.	LVIP American Century Disciplined Core Value Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.71%[2]	13.09%	8.19%	8.24%
Long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.47%[2]	1.82%	1.47%	1.98%
Capital growth.	LVIP American Century International Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.95%[2]	2.61%	3.54%	4.93%
Long-term capital growth, income is secondary objective.	LVIP American Century Large Company Value Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.70%[2]	10.72%	7.46%	7.53%
Long-term capital growth, income is secondary objective.	LVIP American Century Mid Cap Value Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.86%[2]	8.73%	7.29%	8.03%
Long-term capital growth.	LVIP American Century Ultra® Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	N/A	N/A	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital growth; income is a secondary consideration.	LVIP American Century Value Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.71%[2]	9.48%	8.59%	8.18%
A balance between a high level of current income and growth of capital. A fund of funds.	LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.59%	9.86%	4.55%	4.93%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Global Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.63%	12.26%	5.25%	5.45%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Growth Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.59%[2]	12.01%	7.14%	7.12%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP American Income Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.57%[2]	8.48%	5.00%	5.09%
Current income, consistent with the preservation of capital. A fund of funds.	LVIP American Preservation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%[2]	3.25%	1.10%	1.46%
Reasonable income.	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	11.50%	8.20%	7.22%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	9.51%	6.19%	N/A
Capital Appreciation. A fund of funds.	LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.84%[2]	9.60%	3.73%	3.77%
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.42%[2]	11.17%	3.56%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.88%	2.64%	2.52%	2.15%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	13.42%	4.74%	N/A
Capital Appreciation.	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	19.23%	9.20%	9.12%
Seeks long-term capital appreciation.	LVIP Channing Small Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.88%	10.85%	N/A	N/A
Capital Appreciation.	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.66%[2]	22.29%	11.64%	9.82%
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	3.06%	4.61%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional International Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.76%	4.69%	3.22%	3.56%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	20.77%	13.29%	11.80%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.49%	18.45%	12.83%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.61%[2]	20.65%	13.07%	9.57%
Capital Appreciation. A fund of funds.	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.61%[2]	27.63%	14.63%	10.45%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Maximum long-term total return consistent with reasonable risk.	LVIP Fidelity Institutional AM® Total Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP Macquarie Diversified Income Fund)	0.51%[2]	1.98%	0.45%	1.77%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.46%[2]	8.90%	3.36%	2.82%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.40%[2]	3.76%	4.48%	4.69%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%[2]	27.99%	12.93%	11.08%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%	13.19%	10.15%	8.04%
Capital appreciation. A fund of funds.	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.80%[2]	12.05%	4.66%	N/A
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.76%[2]	7.71%	2.88%	3.71%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	11.15%	4.11%	4.47%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.76%[2]	10.19%	3.66%	4.14%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	4.94%	2.23%	1.48%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Capital Appreciation.	LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after February 8, 2016. This fund will be liquidated on or about May 9, 2025, subject to shareholder approval, and will no longer be available as an investment option.	0.58%[2]	13.06%	8.85%	6.66%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.47%	1.72%	0.04%	1.49%
Capital appreciation with the secondary goal of achieving current income by investing in equity securities.	LVIP JPMorgan Mid Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%	14.29%	8.70%	7.98%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.67%[2]	7.96%	3.89%	4.24%
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%[2]	15.44%	9.11%	6.31%
Maximum total return, consistent with reasonable risk.	LVIP JPMorgan Short Duration Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP Macquarie Limited-Term Diversified Income Fund)	0.47%[2]	4.30%	1.70%	1.89%
Capital growth over the long term.	LVIP JPMorgan Small Cap Core Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%	11.71%	7.05%	7.31%
High total return.	LVIP JPMorgan U.S. Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%	23.99%	15.74%	13.39%
Total return.	LVIP Macquarie Diversified Floating Rate Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.63%[2]	6.07%	2.67%	2.22%
Total return and, as a secondary objective, high current income.	LVIP Macquarie High Yield Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.74%[2]	6.66%	3.68%	4.23%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Macquarie SMID Cap Core Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.80%[2]	14.73%	9.54%	9.52%
To provide a responsible level of income and the potential for capital appreciation.	LVIP Macquarie Wealth Builder Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.71%[2]	8.18%	4.50%	4.83%
Long-term growth of capital. A fund of funds.	LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	16.84%	10.09%	7.79%
Capital Appreciation. A fund of funds.	LVIP Multi-Manager International Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.86%[2]	8.00%	3.49%	5.78%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	5.13%	1.64%	1.86%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%[2]	1.05%	-0.60%	1.03%
To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.	LVIP SSGA Emerging Markets Equity Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%[2]	6.80%	0.75%	N/A
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.60%[2]	9.97%	5.20%	4.50%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%[2]	3.22%	4.49%	4.98%
Capital Appreciation. A fund of funds.	LVIP SSGA International Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	2.78%	1.95%	2.87%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Capital Appreciation. A fund of funds.	LVIP SSGA Large Cap Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.47%[2]	24.38%	13.82%	10.62%
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.35%[2]	13.55%	9.94%	9.31%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4] advised by Lincoln Financial Investments Corporation	0.23%	24.73%	14.24%	12.84%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP SSGA Short-Term Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%[2]	4.88%	1.89%	N/A
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%[2]	11.14%	6.97%	7.38%
Capital Appreciation. A fund of funds.	LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.61%[2]	11.33%	6.37%	5.48%
Capital appreciation. A fund of funds.	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.80%[2]	15.09%	6.04%	N/A
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%[2]	13.56%	5.48%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%	1.42%	-0.57%	0.95%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.32%[2]	22.10%	13.36%	12.03%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.34%[2]	3.86%	3.68%	4.90%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Maximize total return.	LVIP Western Asset Core Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.55%	0.69%	-0.92%	N/A
To seek to provide total return through a combination of high current income and capital appreciation.	Macquarie VIP High Income Series - Service Class[3] advised by Delaware Management Company	0.97%	6.20%	3.51%	4.13%
Growth of capital.	Macquarie VIP Mid Cap Growth Series - Service Class[3] advised by Delaware Management Company	1.10%[2]	2.20%	7.96%	9.88%
Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.	Putnam VT George Putnam Balanced Fund - Class IA	0.65%	16.94%	9.36%	8.87%
Capital growth and current income.	Putnam VT Large Cap Value Fund - Class IA	0.55%	19.46%	12.73%	11.16%
Long-term capital appreciation.	Putnam VT Sustainable Future Fund - Class IA	0.81%	15.23%	9.82%	9.11%
Long-term capital appreciation.	Putnam VT Sustainable Leaders Fund - Class IA	0.63%	23.33%	14.00%	13.78%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 1 advised by Franklin Advisers, Inc.	0.50%[2]	- 11.13%	-4.60%	-1.79%
Income and capital appreciation. A fund of funds.	TOPS® Balanced ETF Portfolio - Service Class Shares advised by Valmark Advisers, Inc.	0.60%	6.79%	4.63%	N/A
Capital Appreciation. A fund of funds.	TOPS® Moderate Growth ETF Portfolio - Service Class Shares advised by Valmark Advisers, Inc.	0.59%	8.73%	6.00%	N/A
1
The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.
2
This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
3
Investments in Macquarie VIP Series, Macquarie Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
4
The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index.
5
“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
6
Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.

Appendix B — Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to Investment Requirements. This means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
If you elect 4LATER® Advantage (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you must allocate your Contract Value in accordance with the Investment Requirements for Managed Risk Riders section below. If you elect any other Living Benefit Rider, you must allocate your Contract Value in accordance with the Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit or other Living Benefit Riders section below. Currently, if you purchase i4LIFE® Advantage without Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Contract Value subject to such requirements.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue, or add it to an existing Contract. You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
Certain Living Benefit Riders guarantee you the right to transition to a version of the i4LIFE® Guaranteed Income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns.
These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk riders) in part because the reduction in volatility helps us, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your financial professional to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
We have divided the Subaccounts of your Contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your financial professional to determine if the Investment Requirements are consistent with your investment objectives.
You can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your Contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, portfolio rebalancing will be paused, and any subsequent transfer requests will be considered not in Good Order until updated allocation instructions are received. These investments will become your allocation instructions until you tell us otherwise.
We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.

At the time you receive notice of a change to the Investment Requirements, you may:
1.
submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
2.
take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.
terminate the applicable rider immediately, without waiting for a termination event, if you do not wish to be subject to these Investment Requirements.
Investment Requirements for Managed Risk Riders. If you elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk), you must currently allocate your Contract Value or Account Value among one or more of the following Subaccounts only. Not all funds may be available, refer to Appendix A – Funds Available Under The Contract for more information.
Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value
LVIP American Century Inflation Protection Fund
LVIP American Preservation Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Fidelity Institutional AM® Total Bond Fund
LVIP JPMorgan Short Duration Bond Fund
LVIP Macquarie Diversified Floating Rate Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund

American Funds® IS Managed Risk Asset Allocation Fund
American Funds® IS Managed Risk Growth Fund
American Funds® IS Managed Risk Growth-Income Fund
American Funds® IS Managed Risk International Fund
American Funds® IS Managed Risk Washington Mutual Investors Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Allocation Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Invesco Select Equity Income Managed Volatility Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP Multi-Manager International Equity Managed Volatility Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA SMID Cap Managed Volatility Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund

The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
●
American Funds® IS Managed Risk Asset Allocation Fund
●
LVIP American Century Inflation Protection Fund
●
LVIP American Global Balanced Allocation Managed Risk Fund
●
LVIP American Global Growth Allocation Managed Risk Fund
●
LVIP American Preservation Fund
●
LVIP BlackRock Global Allocation Managed Risk Fund
●
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
●
LVIP BlackRock Inflation Protected Bond Fund
●
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
●
LVIP Fidelity Institutional AM® Total Bond Fund
●
LVIP Global Aggressive Growth Allocation Managed Risk Fund
●
LVIP Global Conservative Allocation Managed Risk Fund
●
LVIP Global Growth Allocation Managed Risk Fund
●
LVIP Global Moderate Allocation Managed Risk Fund
●
LVIP JPMorgan Short Duration Bond Fund
●
LVIP Macquarie Diversified Floating Rate Fund

●
LVIP PIMCO Low Duration Bond Fund
●
LVIP SSGA Bond Index Fund
●
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
●
LVIP SSGA Short-Term Bond Index Fund
●
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
●
LVIP U.S. Growth Allocation Managed Risk Fund
●
LVIP Vanguard Bond Allocation Fund
●
LVIP Western Asset Core Bond Fund

Investment Requirements for Lincoln Wealth PassSM and i4LIFE® Advantage Select Guaranteed Income Benefit. If you elect Lincoln Wealth PassSM or i4LIFE® Advantage Select Guaranteed Income Benefit you must currently allocate your Account Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value
American Funds® IS American Funds Mortgage Fund
American Funds® IS Capital World Bond Fund (not available for riders elected on or after August 21, 2017)
American Funds® IS The Bond Fund of America
American Funds® IS U.S. Government Securities Fund
LVIP American Century Inflation Protection Fund
LVIP American Preservation Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Fidelity Institutional AM® Total Bond Fund
LVIP JPMorgan Core Bond Fund
LVIP JPMorgan Short Duration Bond Fund
LVIP Macquarie Diversified Floating Rate Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund

American Funds® IS American High-Income Trust
American Funds® IS Asset Allocation fund
American Funds® IS Capital Income Builder
American Funds® IS Capital World Growth and Income Fund
American Funds® IS Global Balanced Fund
American Funds® IS Global Growth Fund
American Funds® IS Growth Fund
American Funds® IS Growth-Income Fund
American Funds® IS International Fund
American Funds® IS International Growth and Income Fund
American Funds® IS Managed Risk Asset Allocation Fund
American Funds® IS Washington Mutual Investors Fund
ClearBridge Variable Large Cap Growth Portfolio
Fidelity® VIP Balanced Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
First Trust Capital Strength Portfolio
First Trust Growth Strength Portfolio
First Trust International Developed Capital Strength Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Multi-Asset Variable Conservative Growth Fund
Invesco V.I. EQV International Equity Fund
Lincoln Hedged S&P 500 Conservative Fund
Lincoln Hedged S&P 500 Fund
Lincoln Opportunistic Hedged Equity Fund
LVIP American Balanced Allocation Fund
LVIP American Century Capital Appreciation Fund
LVIP American Century Disciplined Core Value Fund
LVIP American Century International Fund
LVIP American Century Large Company Value Fund
LVIP American Century Mid Cap Value Fund
LVIP American Century Ultra® Fund
LVIP American Century Value Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
LVIP BlackRock Global Allocation Fund
LVIP BlackRock Global Allocation Managed Risk Fund
LVIP Channing Small Cap Value Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Factor International Equity Fund
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Government Money Market Fund
LVIP JPMorgan Mid Cap Value Fund
LVIP JPMorgan Retirement Income Fund
LVIP JPMorgan Small Cap Core Fund
LVIP JPMorgan U.S. Equity Fund
LVIP Macquarie High Yield Fund

Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value

LVIP Macquarie SMID Cap Core Fund
LVIP Macquarie Wealth Builder Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
Macquarie VIP High Income Series
Macquarie VIP Mid Cap Growth Series
Putnam VT George Putnam Balanced Fund
Putnam VT Large Cap Value Fund
Putnam VT Sustainable Future Fund
Putnam VT Sustainable Leaders Fund
TOPS® Balanced ETF Portfolio
TOPS® Moderate Growth ETF Portfolio

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Account Value among the Subaccounts listed below. If you allocate less than 100% of Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
●
American Funds® IS American Funds Mortgage Fund
●
American Funds® IS Asset Allocation Fund
●
American Funds® IS Capital World Bond Fund (not available for riders elected on or after August 21, 2017)
●
American Funds® IS Global Balanced Fund
●
American Funds® IS Managed Risk Asset Allocation Fund
●
American Funds® IS The Bond Fund of America
●
American Funds® IS U.S. Government Securities Fund
●
Fidelity® VIP Balanced Portfolio
●
Fidelity® VIP FundsManager® 50% Portfolio
●
Franklin Multi-Asset Variable Conservative Growth Fund
●
Lincoln Hedged S&P 500 Conservative Fund
●
Lincoln Hedged S&P 500 Fund
●
Lincoln Opportunistic Hedged Equity Fund
●
LVIP American Balanced Allocation Fund
●
LVIP American Century Inflation Protection Fund
●
LVIP American Global Balanced Allocation Managed Risk Fund
●
LVIP American Global Growth Allocation Managed Risk Fund
●
LVIP American Growth Allocation Fund
●
LVIP American Income Allocation Fund
●
LVIP American Preservation Fund
●
LVIP BlackRock Global Allocation Fund
●
LVIP BlackRock Global Allocation Managed Risk Fund
●
LVIP BlackRock Inflation Protected Bond Fund
●
LVIP Fidelity Institutional AM® Total Bond Fund
●
LVIP Global Aggressive Growth Allocation Managed Risk Fund
●
LVIP Global Conservative Allocation Managed Risk Fund
●
LVIP Global Growth Allocation Managed Risk Fund
●
LVIP Global Moderate Allocation Managed Risk Fund
●
LVIP JPMorgan Core Bond Fund
●
LVIP JPMorgan Retirement Income Fund
●
LVIP JPMorgan Short Duration Bond Fund
●
LVIP Macquarie Diversified Floating Rate Fund
●
LVIP Macquarie Wealth Builder Fund
●
LVIP PIMCO Low Duration Bond Fund
●
LVIP SSGA Bond Index Fund
●
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
●
LVIP SSGA Short-Term Bond Index Fund
●
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
●
LVIP U.S. Growth Allocation Managed Risk Fund
●
LVIP Vanguard Bond Allocation Fund
●
LVIP Western Asset Core Bond Fund
●
Putnam VT George Putnam Balanced Fund
●
TOPS® Balanced ETF Portfolio
●
TOPS® Moderate Growth ETF Portfolio
The fixed account is only available for dollar cost averaging.

Investment Requirements for other Living Benefit Riders. If you elected a Living Benefit Rider other than 4LATER® Advantage (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or i4LIFE® Advantage Select Guaranteed Income Benefit, you must currently allocate your Contract Value or Account Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
American Funds® IS American Funds Mortgage
Fund
American Funds® IS Capital World Bond Fund
American Funds® IS The Bond Fund of America
American Funds® IS U.S. Government Securities
Fund
LVIP American Century Inflation Protection Fund
LVIP American Preservation Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Fidelity Institutional AM® Total Bond Fund
LVIP JPMorgan Core Bond Fund
LVIP JPMorgan Short Duration Bond Fund
LVIP Macquarie Diversified Floating Rate Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund
	Any of the Subaccounts offered under the Contract except for funds in Groups 1 and 3, and the fixed account or noted below.	DWS Alternative Asset Allocation VIP Portfolio LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund LVIP SSGA Emerging Markets Equity Index Fund
The ClearBridge Variable Mid Cap Portfolio, First Trust Capital Strength Hedged Equity Portfolio, Lincoln Hedged Nasdaq-100 Fund, Lincoln Hedged S&P 500 Conservative Fund, Lincoln Hedged S&P 500 Fund, Lincoln Opportunistic Hedged Equity Fund, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, and Templeton Global Bond VIP Fund are not available. The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
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American Funds® IS Managed Risk Asset Allocation Fund
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American Funds® IS Asset Allocation Fund
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American Funds® IS Capital World Bond Fund
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American Funds® IS Global Balanced Fund
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American Funds® IS American Funds Mortgage Fund
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American Funds® IS The Bond Fund of America
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American Funds® IS U.S. Government Securities Fund
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Fidelity® VIP Balanced Portfolio
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Fidelity® VIP FundsManager® Portfolio
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Franklin Multi-Asset Conservative Growth Fund
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LVIP American Balanced Allocation Fund
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LVIP American Century Inflation Protection Fund
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LVIP American Global Balanced Allocation Managed Risk Fund
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LVIP American Global Growth Allocation Managed Risk Fund
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LVIP American Growth Allocation Fund
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LVIP American Income Allocation Fund
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LVIP American Preservation Fund
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LVIP BlackRock Global Allocation Fund
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LVIP BlackRock Global Allocation Managed Risk Fund
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LVIP BlackRock Inflation Protected Bond Fund
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LVIP Fidelity Institutional AM® Total Bond Fund
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LVIP Global Aggressive Growth Allocation Managed Risk Fund
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LVIP Global Conservative Allocation Managed Risk Fund
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LVIP Global Growth Allocation Managed Risk Fund
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LVIP Global Moderate Allocation Managed Risk Fund
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LVIP JPMorgan Core Bond Fund
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LVIP JPMorgan Retirement Income Fund
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LVIP JPMorgan Short Duration Bond Fund
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LVIP Macquarie Diversified Floating Rate Fund
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LVIP Macquarie Wealth Builder Fund
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LVIP PIMCO Low Duration Bond Fund
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LVIP SSGA Bond Index Fund
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LVIP SSGA Global Tactical Allocation Managed Volatility Fund
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LVIP SSGA Short-Term Bond Index Fund
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LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
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LVIP U.S. Growth Allocation Managed Risk Fund
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LVIP Vanguard Bond Allocation Fund
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LVIP Western Asset Core Bond Fund
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Putnam VT George Putnam Balanced Fund
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TOPS® Balanced ETF Portfolio
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TOPS® Moderate Growth ETF Portfolio

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This updating summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the Contract, both dated May 1, 2025, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

SEC File Nos. 333-172328; 811-08517
EDGAR Contract Identifier C000100224